Stock-Based Plans - VDI Units (Details) - Performance-based VDI units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
VDI units
Vesting period	3 years
Post vesting holding period restriction	3 years
Unamortized compensation expense	$ 1
Performance-based liabilities paid during year	$ 26
Maximum
VDI units
Weighted average period of recognition of unamortized expense	1 year
Corporate general and administrative expense
VDI units
Recognized compensation expense	$ 8	$ 8	$ 11
Executives
VDI units
Granted (in shares)	249,204	296,052	430,970
2017 VDI Plan | Executives
VDI units
Expected amount of shares granted (in shares)	83,068
Expected weighted average grant date fair value (in dollars per share)	$ 53.35
2016 VDI Plan | Executives
VDI units
Expected amount of shares granted (in shares)		92,094
Expected weighted average grant date fair value (in dollars per share)		$ 51.62